AST JENNISON LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.7%
Common Stocks
Automobiles — 5.4%
Tesla, Inc.*(a)	68,020	$52,748,150
Biotechnology — 0.4%
BioNTech SE (Germany), ADR*(a)	14,129	3,857,076
Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	20,096	7,596,891
S&P Global, Inc.	18,232	7,746,594
		15,343,485
Entertainment — 3.9%
Netflix, Inc.*	45,892	28,009,723
ROBLOX Corp. (Class A Stock)*(a)	65,910	4,979,501
Sea Ltd. (Taiwan), ADR*	15,879	5,061,114
		38,050,338
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	27,165	12,206,593
Health Care Equipment & Supplies — 2.4%
Danaher Corp.	37,557	11,433,853
Dexcom, Inc.*	12,957	7,085,665
Intuitive Surgical, Inc.*	4,973	4,943,908
		23,463,426
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	17,664	6,902,031
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. (Class A Stock)*	70,944	11,900,856
Chipotle Mexican Grill, Inc.*	7,088	12,882,582
Marriott International, Inc. (Class A Stock)*	21,232	3,144,247
		27,927,685
Interactive Media & Services — 13.2%
Alphabet, Inc. (Class A Stock)*	11,190	29,916,689
Alphabet, Inc. (Class C Stock)*	10,698	28,513,486
Facebook, Inc. (Class A Stock)*	101,079	34,305,202
Match Group, Inc.*(a)	80,785	12,682,437
Snap, Inc. (Class A Stock)*	278,659	20,584,540
ZoomInfo Technologies, Inc. (Class A Stock)*	30,662	1,876,208
		127,878,562
Internet & Direct Marketing Retail — 7.9%
Amazon.com, Inc.*	19,322	63,473,543
MercadoLibre, Inc. (Argentina)*	7,628	12,810,463
		76,284,006
IT Services — 18.1%
Adyen NV (Netherlands), 144A*	7,084	19,773,100
Mastercard, Inc. (Class A Stock)	46,089	16,024,224
Okta, Inc.*	23,578	5,596,003
PayPal Holdings, Inc.*	72,159	18,776,493
Shopify, Inc. (Canada) (Class A Stock)*	30,349	41,146,567
Snowflake, Inc. (Class A Stock)*	22,573	6,826,752
Square, Inc. (Class A Stock)*	101,172	24,265,093
Twilio, Inc. (Class A Stock)*	50,685	16,171,049
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	120,813	$26,911,096
		175,490,377
Multiline Retail — 1.4%
Target Corp.	59,285	13,562,629
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	56,453	16,931,948
Pharmaceuticals — 1.8%
Eli Lilly & Co.	73,330	16,942,897
Road & Rail — 1.4%
Uber Technologies, Inc.*	310,651	13,917,165
Semiconductors & Semiconductor Equipment — 5.9%
NVIDIA Corp.	209,210	43,339,943
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	122,718	13,701,465
		57,041,408
Software — 16.5%
Adobe, Inc.*	58,451	33,651,410
Atlassian Corp. PLC (Class A Stock)*	38,096	14,911,536
Crowdstrike Holdings, Inc. (Class A Stock)*	62,810	15,437,442
DocuSign, Inc.*	40,722	10,483,064
HubSpot, Inc.*	7,628	5,157,214
Microsoft Corp.	156,916	44,237,759
salesforce.com, Inc.*	78,562	21,307,586
Trade Desk, Inc. (The) (Class A Stock)*	117,959	8,292,518
Workday, Inc. (Class A Stock)*	25,496	6,371,195
		159,849,724
Specialty Retail — 2.8%
Carvana Co.*(a)	33,840	10,204,114
Home Depot, Inc. (The)	29,551	9,700,411
TJX Cos., Inc. (The)	116,137	7,662,719
		27,567,244
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	316,446	44,777,109
Textiles, Apparel & Luxury Goods — 5.7%
Kering SA (France)	16,418	11,691,081
Lululemon Athletica, Inc.*	30,016	12,147,475
LVMH Moet Hennessy Louis Vuitton SE (France)	24,474	17,485,179
NIKE, Inc. (Class B Stock)	93,110	13,522,365
		54,846,100

Total Long-Term Investments (cost $341,698,312)		965,587,953
Short-Term Investments — 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	336	336
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AST JENNISON LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $96,767,339; includes $96,763,278 of cash collateral for securities on loan)(b)(wa)	96,865,395	$96,807,276

Total Short-Term Investments (cost $96,767,675)		96,807,612

TOTAL INVESTMENTS—109.7% (cost $438,465,987)		1,062,395,565

Liabilities in excess of other assets — (9.7)%		(93,709,358)

Net Assets — 100.0%		$968,686,207

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $94,468,808; cash collateral of $96,763,278 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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